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Semi-Annual Report
September 30, 2002

CMA Massachusetts
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 2002, CMA Massachusetts Municipal Money Fund paid shareholders a net annualized yield of .86%.* As of September 30, 2002, the Fund's 7-day yield was .98%.

Economic Environment

During the six-month period ended September 30, 2002, the worst of the economic slowdown for the commonwealth of Massachusetts appeared to have ended, but concrete signs of a rebound were still absent. As employment declines eased, employment growth was muted, especially as the manufacturing industry continued to shed jobs. However, although the seasonally adjusted unemployment rate edged up in the commonwealth, the jobless rate still remained more than a full percentage point below the U.S. average. Despite weakness in the manufacturing and technology sectors, the anticipation of an increase in defense spending bodes well for those contractors in the coming months. Consumers continued to hold their ground relatively well, as strong car purchases and dining out countered a steep decline in services spending. Moreover, the housing sector continued to remain robust as low mortgage rates provided consumers with the incentive to buy or refinance homes. As the Federal Reserve Board continued to assess the economic conditions and the effects of last year's monetary easings, the Federal Funds rate was left unchanged at 1.75% during the six-month period.

A prolonged weak economic environment in the commonwealth during the six-month period ended September 30, 2002 contributed to total revenue for the fiscal year 2002 falling 15.6% below fiscal year 2001 and 4.5% below budget estimates to end at $14.3 billion. Fiscal year 2003 began where fiscal year 2002 ended with weak economic conditions contributing to total revenue for the first three months, decreasing 1.1% compared to the same period a year ago to $3.6 billion. This declining trend in revenues also filtered down to the various Massachusetts municipalities, as reductions in the commonwealth's funding caused their issuance for the six-month period to increase to $1.9 billion.

Investment Strategy

As discussed in our last report to shareholders, we began the six-month period ended September 30, 2002 by employing a conservative approach to the short-term municipal market. We prepared for the impending tax season by increasing the Fund's percentage of variable rate demand note (VRDN) securities, with the average life maintained in the 30-day range. This approach allowed us to take advantage of the seasonal rise in VRDN yields as well as utilize VRDN securities to meet tax-related redemptions. Currently, and with various local municipalities beginning to address the effects of slowing economic conditions on their budgets, yields on longer-dated municipal notes began to increase. We used this increase in municipal note yields as an opportunity to selectively purchase some of these attractively priced issues. As the period progressed and overall tax-related redemptions came in lower than expected, there was a growing investor sentiment that low employment growth and continued concern about the stock market's underperformance would impact the domestic economy. Investor sentiment also began to anticipate that the Federal Reserve Board would have

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

the latitude to avoid raising short-term interest rates until some time in 2003. There has been a growing contingent expecting a possible monetary easing by the Federal Reserve Board before year end. We ultimately moved our investment strategy to a more neutral approach by selectively pursuing additional favorably valued longer-dated local notes and increased the Fund's average life to the 55-day range for the balance of the period.

Going forward, we expect to maintain a neutral investment strategy. We anticipate another difficult period as economic conditions, which were once thought to be improving, have begun to deteriorate again. As a weak stock market and an impending conflict in the Middle East continues to weigh on the short-term municipal market, we will follow the Federal Reserve Board's response to future events and will change our investment approach accordingly. However, with the short-term municipal yield curve extremely flat, we will cautiously take advantage of yield opportunities where they exist. Finally, we continue to monitor the Fund's credit quality as the various local municipalities address their budgeting needs.

In Conclusion

We thank you for your support of CMA Massachusetts Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Kevin A. Schiatta

Kevin A. Schiatta
Vice President and Portfolio Manager

October 25, 2002

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002                  (IN THOUSANDS)

                    Face
   State           Amount                                     Issue                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--   $ 1,225     Boston, Massachusetts, Industrial Financing Authority, IDR
99.6%                         (Acme Bookbinding Co.), AMT, VRDN, 1.75% due 9/01/2006 (a) ............................   $      1,225
                    5,000     Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS,
                              VRDN, Series SG-75, 1.63% due 11/01/2019 (a) ..........................................          5,000
                              Clipper Tax-Exempt Trust, VRDN, COP (a):
                    5,684           Series 1998-8, 1.73% due 7/20/2007 ..............................................          5,684
                    4,767           Series 2000-2, 1.60% due 1/01/2008 ..............................................          4,784
                              Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN (a):
                    9,600           Series 97C-2102, 1.63% due 2/01/2011 ............................................          9,600
                   11,400           Series 97C-2103, 1.63% due 2/01/2011 ............................................         11,400
                    5,630     Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN,
                              Series 2103, 1.63% due 12/01/2015 (a) .................................................          5,630
                    8,000     Fitchburg, Massachusetts, GO, RAN, 2.75% due 6/30/2003 ................................          8,066
                    4,000     Greater Attleboro-Taunton, Massachusetts, Regional Transit Authority, GO, RAN,
                              2.75% due 8/08/2003 ...................................................................          4,038
                    7,235     Greater Lawrence, Massachusetts, Sanitation District, GO, SAAN,
                              3% due 12/06/2002 .....................................................................          7,246
                   11,750     Greater New Bedford, Massachusetts, Regional Vocational Technical High School
                              District, GO, BAN, 2.50% due 12/17/2002 ...............................................         11,768
                              Haverhill, Massachusetts, BAN:
                    5,000           2.75% due 12/13/2002 ............................................................          5,005
                    3,000           3% due 4/16/2003 ................................................................          3,020
                    4,395     Hawlemont, Massachusetts, Regional School District, GO, BAN,
                              2.25% due 1/24/2003 ...................................................................          4,402
                    6,000     Hull, Massachusetts, GO, BAN, 3% due 7/15/2003 ........................................          6,051
                    4,500     Maldon, Massachusetts, GO, BAN, 2.25% due 11/26/2002 ..................................          4,505
                    4,400     Masconomet, Massachusetts, Regional School District, GO, BAN,
                              2.25% due 2/14/2003 ...................................................................          4,411
                    1,594     Mashpee, Massachusetts, GO, BAN, 2.50% due 9/16/2003 ..................................          1,608
                    3,000     Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS,
                              VRDN, Series 431, 1.63% due 3/01/2019 (a) .............................................          3,000
                    2,750     Massachusetts State Development Finance Agency, Assisted Living Facility
                              Revenue Bonds (Whalers Cove Project), VRDN, Series A, 1.70% due 9/01/2034 (a) .........          2,750
                    7,000     Massachusetts State Development Finance Agency, Environmental Improvement
                              Revenue Bonds (The Mead Corporation Project), VRDN, AMT, Series A,
                              1.90% due 11/01/2033 (a) ..............................................................          7,000
                              Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
                    3,800           (Cell Signaling Technology), 1.75% due 12/01/2010 ...............................          3,800
                    2,915           (Cleveland Motion Controls), 1.95% due 6/01/2021 ................................          2,915
                    4,000           (Concord Foods Issue), 1.75% due 4/01/2021 ......................................          4,000
                    2,900           (MBR LLP Issue), Series A, 1.75% due 11/01/2018 .................................          2,900
                    2,900           (MBR LLP Issue), Series B, 1.75% due 11/01/2017 .................................          2,900
                      900           (MBR LLP Issue), Series C, 1.75% due 11/01/2020 .................................            900
                    2,400           (Seafood Services Inc. Project), Series A, 1.75% due 12/01/2023 .................          2,400
                    4,320           (V&S Taunton Galvanizing), 1.95% due 12/01/2023 .................................          4,320
                    1,465           (Ward Hill Central Products Inc.), 1.95% due 8/01/2016 ..........................          1,465

Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDR        Industrial Development Revenue Bonds
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
SAAN       Student Aid Anticipation Notes
VRDN       Variable Rate Demand Notes

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)      (IN THOUSANDS)

                    Face
   State           Amount                                     Issue                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                 Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
(continued)       $ 9,235           (Bancroft School Issue), 1.75% due 9/01/2031 ....................................   $      9,235
                    8,000           (Draper Laboratory Issue), 1.75% due 6/01/2030 (b) ..............................          8,000
                    6,000           (Meadowbrook School Issue), 1.75% due 8/01/2030 .................................          6,000
                    5,000           (New Bedford Waste Services), AMT, 1.70% due 6/01/2021 ..........................          5,000
                    3,100           (Ursuline Academy Dedham), 1.70% due 5/01/2032 ..................................          3,100
                    1,000           (Walnut Hill School District), 1.70% due 7/01/2032 ..............................          1,000
                    7,500           (Worcester Academy Issue), 1.60% due 10/01/2030 .................................          7,500
                    5,550           (Worcester YMCA Issue), 1.70% due 1/01/2031 .....................................          5,550
                    3,500           (Xinetics Issue), AMT, 1.75% due 6/01/2021 ......................................          3,500
                              Massachusetts State Development Finance Agency, Revenue Refunding
                              Bonds, VRDN (a):
                    7,055           (Clark University), 1.70% due 10/01/2030 (c) ....................................          7,055
                    4,000           (Gordon College), 1.60% due 9/01/2032 ...........................................          4,000
                    4,000           (Marine Biological Lab), 1.75% due 2/01/2030 ....................................          4,000
                    3,500     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                              Bonds (Newark Group Project), VRDN, AMT, Series A, 1.70% due 7/01/2031 (a) ............          3,500
                    3,255     Massachusetts State, FLOATS, VRDN, Series SG-126, 1.63% due 8/01/2018 (a) .............          3,255
                    1,500     Massachusetts State, GO (Central Artery), VRDN, Series A,
                              1.85% due 12/01/2030 (a) ..............................................................          1,500
                   11,995     Massachusetts State, GO, Refunding, ROCS, Series II-R-180,
                              1.49% due 11/01/2015 (a)(d) ...........................................................         11,995
                    2,790     Massachusetts State, GO, VRDN, Series O, 1.66% due 11/01/2014 (a) .....................          2,790
                              Massachusetts State Health and Educational Facilities Authority Revenue
                              Bonds, VRDN (a):
                      185           (Endicott College), Series C, 1.75% due 10/01/2031 ..............................            185
                    8,125           (Sherrill House Inc.), Series A-1, 1.65% due 1/01/2032 ..........................          8,125
                              Massachusetts State Health and Educational Facilities Authority, Revenue
                              Refunding Bonds, VRDN (a):
                    7,860           (The Boston Home Inc.), Series A, 1.60% due 6/01/2032 ...........................          7,860
                      300           (Capital Asset Program), Series C, 2.05% due 7/01/2010 (b) ......................            300
                    2,135     Massachusetts State Industrial Finance Agency, IDR (Hi-Tech Mold & Tool), VRDN,
                              1.80% due 6/01/2018 (a) ...............................................................          2,135
                              Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds,
                              VRDN, AMT (a):
                    2,490           (AFC Cable Systems Inc. Issue), 1.75% due 7/01/2016 .............................          2,490
                    1,900           (BBB Esquire LLC), 1.75% due 12/01/2016 .........................................          1,900
                    3,400           (Bodwell Project), 1.75% due 7/01/2017 ..........................................          3,400
                    4,400           (Constitution Project), 1.75% due 6/01/2018 .....................................          4,400
                    1,995           (Garlock Printing Corp.), 1.75% due 12/01/2017 ..................................          1,995
                    2,940           (Gem Group Inc. Issue), 1.75% due 7/01/2016 .....................................          2,940
                    2,700           (Hazen Paper Company), 1.75% due 3/01/2008 ......................................          2,700
                    2,190           (Insco Corporation Issue), 1.75% due 9/01/2008 ..................................          2,190
                    2,125           (Lavigne), 1.75% due 8/01/2008 ..................................................          2,125
                    2,300           (Mercer Paper Tube Corp.), 1.85% due 11/01/2011 .................................          2,300
                    2,100           (OCT Co. Inc. Project), 1.75% due 12/01/2017 ....................................          2,100
                    2,300           (Sterling Realty Trust LLC Project), 1.75% due 12/01/2017 .......................          2,300
                    1,900           (Tamasi Family Issue), 1.70% due 5/01/2013 ......................................          1,900
                      568           (Techprint/Techgraphics), 1.85% due 6/01/2017 ...................................            568
                    2,475           (Telcom USA Inc. Issue), 1.75% due 8/01/2016 ....................................          2,475
                    2,690           (Valkyrie Co. Inc.), 1.75% due 5/01/2013 ........................................          2,690
                    1,260           (WBC Extrusion Products Issue), 1.40% due 4/01/2006 .............................          1,260
                    1,825           (William F. Rogers Issue), 1.75% due 11/01/2006 .................................          1,825
                    2,415     Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding
                              Bonds (New England Biolabs), VRDN, AMT, 1.75% due 3/01/2016 (a) .......................          2,415

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONCLUDED)      (IN THOUSANDS)

                    Face
   State           Amount                                     Issue                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                 Massachusetts State Industrial Finance Agency (New England Power Company),
(concluded)                   CP, Series 92:
                  $10,200           1.35% due 10/22/2002 ............................................................       $ 10,200
                    7,100           1.35% due 11/13/2002 ............................................................          7,100
                              Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
                    2,400           (Gordon College Issue), 1.65% due 12/01/2027 ....................................          2,400
                    1,660           (Heritage at Dartmouth), AMT, 1.75% due 12/01/2028 ..............................          1,660
                    1,553           (Lower Mills Association II L.P.), 1.70% due 12/01/2020 .........................          1,553
                    1,150           (Whitehead Institute Biomed Research), 1.60% due 7/01/2026 ......................          1,150
                              Massachusetts State Industrial Finance Agency, Revenue Refunding
                              Bonds, VRDN (a):
                      645           (Easy Day Realty Trust Project), Series A, 1.65% due 7/01/2006 ..................            645
                    5,000           (Lightolier Inc. Project), 1.65% due 7/29/2010 ..................................          5,000
                    2,750           (Mount Ida College Issue), 1.65% due 12/01/2027 .................................          2,750
                              Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                              Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
                    1,890           1.75% due 1/01/2011 .............................................................          1,890
                    2,265           1.75% due 6/01/2013 .............................................................          2,265
                    9,000     Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                              Bonds, FLOATS, VRDN, Series SG-124, 1.63% due 1/01/2029 (a) ...........................          9,000
                    6,600     Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue
                              Refunding Bonds, FLOATS, VRDN, Series 334, 1.63% due 1/01/2037 (a)(b) .................          6,600
                    7,500     Monson, Massachusetts, GO, BAN, 1.95% due 11/15/2002 ..................................          7,505
                      340     Municipal Security Trust Certificates Revenue Bonds, VRDN, AMT, Series 2001-155,
                              Class A, 1.90% due 4/28/2016 (a)(c) ...................................................            340
                    2,352     Nashoba, Massachusetts, Regional School District, BAN, 3% due 10/04/2002 ..............          2,352
                   10,000     Old Rochester, Massachusetts, Regional School District, GO, BAN,
                              2.80% due 5/02/2003 ...................................................................         10,039
                   10,000     Pembroke, Massachusetts, GO, BAN, 2.75% due 8/07/2003 .................................         10,095
                    8,008     Plympton, Massachusetts, BAN, 2.75% due 7/10/2003 .....................................          8,056
                    4,250     Spencer East Brookfield, Massachusetts, Regional School District, GO, BAN,
                              3% due 4/17/2003 ......................................................................          4,266
                    6,000     Springfield, Massachusetts, GO, BAN, 3% due 2/21/2003 .................................          6,030
                    3,300     Worcester, Massachusetts, BAN, Series A, 2.50% due 8/29/2003 ..........................          3,327
------------------------------------------------------------------------------------------------------------------------------------
                              Total Investments (Cost--$395,574*)--99.6% ............................................        395,574
                              Other Assets Less Liabilities--0.4% ...................................................          1,622
                                                                                                                        ------------
                              Net Assets--100.0% ....................................................................   $    397,196
                                                                                                                        ============
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2002.
(b)   MBIA Insured.
(c)   AMBAC Insured.
(d)   FGIC Insured.
  *   Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2002

Assets:
Investments, at value (identified cost--$395,574,190) ................................                          $  395,574,190
Cash .................................................................................                                 321,550
Interest receivable ..................................................................                               1,522,109
Prepaid registration fees and other assets ...........................................                                 395,086
                                                                                                                --------------
Total assets .........................................................................                             397,812,935
                                                                                                                --------------
Liabilities:
Payables:
  Securities purchased ...............................................................    $     300,347
  Investment adviser .................................................................          176,710
  Distributor ........................................................................          111,947
  Dividends to shareholders ..........................................................              182                589,186
                                                                                          -------------
Accrued expenses and other liabilities ...............................................                                  27,980
                                                                                                                --------------
Total liabilities ....................................................................                                 617,166
                                                                                                                --------------
Net Assets ...........................................................................                          $  397,195,769
                                                                                                                ==============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized .                          $   39,719,702
Paid-in capital in excess of par .....................................................                             357,477,217
Accumulated realized capital losses--net .............................................                                  (1,150)
                                                                                                                --------------
Net Assets--Equivalent to $1.00 per share based on 397,197,017 shares of beneficial
interest outstanding .................................................................                          $  397,195,769
                                                                                                                ==============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

Investment Income:
Interest and amortization of premium and discount earned .............................                          $    3,409,018

Expenses:
Investment advisory fees .............................................................    $   1,096,099
Distribution fees ....................................................................          272,882
Accounting services ..................................................................           49,554
Transfer agent fees ..................................................................           27,615
Professional fees ....................................................................           25,511
Registration fees ....................................................................           14,186
Printing and shareholder reports .....................................................           11,456
Custodian fees .......................................................................            6,888
Pricing fees .........................................................................            5,071
Trustees' fees and expenses ..........................................................            1,964
Other ................................................................................            6,217
                                                                                          -------------
Total expenses .......................................................................                               1,517,443
                                                                                                                --------------
Investment income--net ...............................................................                               1,891,575
                                                                                                                --------------
Net Increase in Net Assets Resulting from Operations .................................                          $    1,891,575
                                                                                                                ==============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  For the Six             For the
                                                                                 Months Ended           Year Ended
                                                                                 September 30,           March 31,
  Increase (Decrease) in Net Assets:                                                 2002                  2002
  -------------------------------------------------------------------------------------------------------------------
  Operations:
  Investment income--net .................................................      $     1,891,575       $     8,216,050
  Realized loss on investments--net ......................................                   --                (1,150)
                                                                                ---------------       ---------------
  Net increase in net assets resulting from operations ...................            1,891,575             8,214,900
                                                                                ---------------       ---------------
  Dividends to Shareholders:
  Investment income--net .................................................           (1,892,379)           (8,216,050)
                                                                                ---------------       ---------------
  Beneficial Interest Transactions:
  Net proceeds from sale of shares .......................................          669,430,070         1,663,566,207
  Value of shares issued to shareholders in reinvestment of dividends ....            1,892,289             8,216,157
                                                                                ---------------       ---------------
                                                                                    671,322,359         1,671,782,364
  Cost of shares redeemed ................................................         (725,413,831)       (1,746,055,948)
                                                                                ---------------       ---------------
  Net decrease in net assets derived from beneficial interest transactions          (54,091,472)          (74,273,584)
                                                                                ---------------       ---------------
  Net Assets:
  Total decrease in net assets ...........................................          (54,092,276)          (74,274,734)
  Beginning of period ....................................................          451,288,045           525,562,779
                                                                                ---------------       ---------------
  End of period* .........................................................      $   397,195,769       $   451,288,045
                                                                                ===============       ===============
* Undistributed investment income--net ...................................                   --       $           804
                                                                                ===============       ===============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.      Months Ended                  For the Year Ended March 31,
                                                            September 30,     ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2002            2002          2001           2000          1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .....................    $    1.00       $    1.00     $    1.00      $    1.00     $    1.00
                                                              ---------       ---------     ---------      ---------     ---------
Investment income--net ...................................          .01             .02           .03            .03           .03
Realized gain (loss) on investments--net .................           --              --+           --+            --+           --
                                                              ---------       ---------     ---------      ---------     ---------
Total from investment operations .........................          .01             .02           .03            .03           .03
                                                              ---------       ---------     ---------      ---------     ---------
Less dividends and distributions:
    Investment income--net ...............................         (.01)           (.02)         (.03)          (.03)         (.03)
    Realized gain on investments--net ....................           --              --            --             --+           --
                                                              ---------       ---------     ---------      ---------     ---------
Total dividends and distributions ........................         (.01)           (.02)         (.03)          (.03)         (.03)
                                                              ---------       ---------     ---------      ---------     ---------
Net asset value, end of period ...........................    $    1.00       $    1.00     $    1.00      $    1.00     $    1.00
                                                              =========       =========     =========      =========     =========
Total Investment Return ..................................         .86%*          1.70%         3.34%          2.80%         2.77%
                                                              =========       =========     =========      =========     =========
Ratios to Average Net Assets:
Expenses .................................................         .69%*           .70%          .70%           .70%          .72%
                                                              =========       =========     =========      =========     =========
Investment income--net ...................................         .86%*          1.74%         3.28%          2.76%         2.72%
                                                              =========       =========     =========      =========     =========
Supplemental Data:
Net assets, end of period (in thousands) .................    $ 397,196       $ 451,288     $ 525,563      $ 409,700     $ 331,437
                                                              =========       =========     =========      =========     =========

*     Annualized.
+     Amount is less than $.01 per share.

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Massachusetts Municipal Money Fund (the "Fund") is part of CMA Multi State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2002, the Fund reimbursed FAM $4,759 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Roscoe S. Suddarth -- Trustee
Richard R. West -- Trustee
Edward D. Zinbarg -- Trustee
Kenneth A. Jacob -- Senior Vice President
John M. Loffredo -- Senior Vice President
Kevin A. Schiatta -- Vice President
Donald C. Burke -- Vice President and Treasurer
Phillip S. Gillespie -- Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).

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[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Massachusetts Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011

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